Convertible Debt, Unsecured Senior Notes and Long-term Loans (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 22, 2022 USD ($) item	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Amount withdrawn									$ 4,982,000
Loans repaid							$ 5,000,000		100,000,000
Unsecured senior notes | 2024 Senior Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount				$ 800,000,000
Due date of the Notes				Jul. 05, 2024
Coupon interest (as a percent)				3.50%
Net proceeds to the company from the issuance				$ 793,300,000
Issuance costs				$ 6,700,000
Interest expense								$ 14,800,000	29,300,000
Unsecured senior notes | 2030 Senior Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount			$ 750,000,000
Due date of the Notes			Jul. 08, 2030
Coupon interest (as a percent)			3.375%
Net proceeds to the company from the issuance			$ 740,300,000
Issuance costs			$ 9,700,000
Interest expense							26,300,000	26,300,000	26,300,000
Convertible notes | 2030 Convertible Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount		$ 330,000,000				$ 330,000,000			$ 330,000,000
Coupon interest (as a percent)		1.375%				1.375%			1.375%
Net proceeds to the company from the issuance		$ 317,400,000
Issuance costs		$ 12,600,000
Repurchase price (as a percent)		100.00%
Interest expense							$ 7,700,000	7,700,000	$ 500,000
Convertible notes | ADS | 2030 Convertible Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Company lent | shares		6,233,785				6,233,785			6,233,785
Loan processing fee per share | $ / shares		$ 0.00025
Outstanding number of borrowed | shares							6,233,785
Collateral posted		$ 0				$ 0			$ 0
Additional issuance cost		$ 2,000,000
Term and revolving facilities agreement
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 1,200,000,000
Maturity term (in years)	5 years
Number of arrangers | item	23
Margin rate	1.28%						1.28%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Loans repaid					$ 5,000,000	$ 100,000,000
Term and revolving facilities agreement | 2027 Loans
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 900,000,000
Maturity term (in years)	5 years
Amount withdrawn							$ 900,000,000
Interest expense							$ 48,500,000	$ 56,600,000	$ 63,900,000
Term and revolving facilities agreement | Revolving facility
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 300,000,000
Maturity term (in years)	5 years